UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21054

Name of Fund:  BlackRock Municipal Bond Investment Trust (BIE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$160,348
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	180	150,401
California — 13.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	779,065
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	136,841
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	760	832,937
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	410	489,093
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	1,000	1,168,400
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	951,201
State of California, GO, Various Purposes, 6.00%, 3/01/33	685	822,171
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	500	609,160
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	210	247,867
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	160	188,989

Municipal Bonds	Par (000)	Value
California (continued)
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	$1,000	$1,147,910

		7,373,634
Colorado — 2.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	750	869,250
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	580	651,514

		1,520,764
Florida — 7.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	105	123,388
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	1,875	2,257,856
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	1,290	1,419,168
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	305	355,700

		4,156,112
Georgia — 1.2%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	555	625,607
Illinois — 16.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	1,590	1,913,851
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	500	537,755
5.25%, 12/01/40	750	802,897
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	250	285,010
5.25%, 12/01/43	1,000	1,113,110

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	$750	$879,652
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,152,700
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	425,824
6.00%, 6/01/28	105	124,730
State of Illinois, GO:
5.25%, 2/01/31	255	273,521
5.25%, 2/01/32	500	534,530
5.50%, 7/01/33	500	540,485
5.50%, 7/01/38	110	116,854

		8,700,919
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,347,806
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	900	1,030,005
Kentucky — 1.8%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	928,648
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	380	447,629
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	315	346,591

		794,220
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	675	806,355

Municipal Bonds	Par (000)	Value
Massachusetts — 2.2%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	$375	$429,533
Massachusetts Port Authority, Refunding RB, Series A, 5.00%, 7/01/45	360	413,762
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	300	349,479

		1,192,774
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	485	571,345
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	305	348,093
6.00%, 10/15/38	195	219,289
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	530	633,795

		1,772,522
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,281,050
Nevada — 4.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,157,310
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	1,000	1,157,060

		2,314,370
New Jersey — 5.6%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	792,375
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	610	644,886

2	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	$695	$752,872
Series AA, 5.50%, 6/15/39	760	816,681

		3,006,814
New York — 4.1%
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	300	311,757
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	620	707,495
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/38	500	587,470
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	563,235

		2,169,957
Ohio — 2.8%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	840	934,769
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	500	578,730

		1,513,499
Pennsylvania — 7.4%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	341,322
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 6.00%, 12/01/16 (a)	1,500	1,583,685
Sub-Series A, 5.63%, 12/01/31	750	868,867
Sub-Series C (AGC), 6.25%, 6/01/38	500	555,590

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	$530	$604,619

		3,954,083
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	990	982,001
South Carolina — 2.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	635	734,028
State of South Carolina Public Service Authority, Refunding RB, Obligations, Series C, 5.00%, 12/01/46	500	550,660

		1,284,688
Texas — 9.7%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	890	1,015,953
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	395	450,865
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (a)	470	519,670
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	75	90,524
6.00%, 8/15/45	945	1,116,347
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	500	589,275
North Texas Tollway Authority, Refunding RB:
1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	279,190
Series B, 5.00%, 1/01/40	310	342,429
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	180	205,706

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$500	$586,100

		5,196,059
Virginia — 0.7%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	145	160,170
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	200	232,870

		393,040
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	890	961,903
Total Municipal Bonds — 100.3%		53,617,579

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 19.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	1,005	1,118,515
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,484,171
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (d)	1,410	1,635,099
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	2,079	2,447,860
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	224,686
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	2,234	2,548,080

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
University of California, RB, Series O, 5.75%, 5/15/19 (a)	$810	$938,331

		10,396,742
District of Columbia — 3.5%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	899	997,070
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	735	854,504

		1,851,574
Illinois — 7.2%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33 (a)	2,000	2,165,053
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	1,500	1,701,360

		3,866,413
Nevada — 3.2%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/18 (a)	1,500	1,692,225
New Jersey — 3.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	1,000	1,051,860
Series B, 5.25%, 6/15/36 (d)	840	877,481

		1,929,341
New York — 13.9%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,170	1,344,391
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	990	1,123,069
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	1,000	1,119,290

4	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	$1,000	$1,110,109
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,107,480
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	750	835,004
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	680	784,577

		7,423,920
Texas — 5.3%
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,641,487
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (d)	1,050	1,167,858

		2,809,345
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (d)	585	659,656

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$460	$516,799
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 58.3%		31,146,015
Total Long-Term Investments (Cost — $76,214,490) — 158.6%		84,763,594

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (e)(f)	1,473,780	1,473,780
Total Short-Term Securities (Cost — $1,473,780) — 2.8%		1,473,780
Total Investments (Cost — $77,688,270*) — 161.4%		86,237,374
Other Assets Less Liabilities — 2.3%		1,240,437
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.4)%		(16,239,630)
VRDP Shares, at Liquidation Value — (33.3)%		(17,800,000)

Net Assets Applicable to Common Shares — 100.0%		$53,438,181

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$61,697,043

Gross unrealized appreciation	$8,549,104
Gross unrealized depreciation	(244,614)

Net unrealized appreciation	$8,304,490

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $4,102,787.

(e)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
FFI Institutional Tax-Exempt Fund	860,286	613,494	1,473,780	$22

(f)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(5)	5-Year U.S. Treasury Note	March 2016	$593,398	$(1,062)
(4)	10-Year U.S. Treasury Note	March 2016	$505,750	(1,198)
(11)	Long U.S. Treasury Bond	March 2016	$1,694,000	(5,857)
Total				$(8,117)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

6	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$84,763,594	—	$84,763,594
Short-Term Securities	$1,473,780	—	—	1,473,780

Total	$1,473,780	$84,763,594	—	$86,237,374

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(8,117)	—	—	$(8,117)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$47,950	—	—	$47,950
Liabilities:
TOB Trust Certificates	—	$(16,235,841)	—	(16,235,841)
VRDP Shares	—	(17,800,000)	—	(17,800,000)

Total	$47,950	$(34,035,841)	—	$(33,987,891)

During the period ended November 30, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	NOVEMBER 30, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: January 22, 2016